Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Net income :	$ 1,417	$ 3,869
Other comprehensive income (loss):
Unrealized gain (loss) on currency translation adjustments	782	(2,184)
Other comprehensive income (loss):	782	(2,184)
Comprehensive income	$ 2,199	$ 1,685